Share Capital and Reserves	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Share Capital and Reserves

NOTE 12 - Share Capital and Reserves

Authorized Share Capital

Unlimited number of common shares without par value.

Issued Share Capital

In June 2017, in connection to the acquisition of BMG, the Company issued 9,352,320 common shares at a value of $24,970,694.

In February 2018, the Company completed an underwritten public offering and a concurrent private placement financing and issued 18,626,440 common shares of the Company at a price of $2.05 per share for gross proceeds totalling $38,184,202, and incurred cash commissions and expenses of $2,623,077.

In September 2018, the Company completed a private placement financing and issued 5,230,901 common shares of the Company at a price of $2.05 per share for gross proceeds totalling $10,723,347, and incurred cash commissions and expenses of $466,386.

Share Purchase Warrants

In June 2017, in connection to the acquisition of BMG, the Company issued 218,700 replacement warrants with an exercise price of $1.15, at a fair value of $332,551, calculated using the Black-Scholes option pricing model assuming a life expectancy of one month, a risk-free rate of 0.56%, a forfeiture rate of 0%, and volatility of 52%. In July 2017, the Company issued 218,700 common shares in relation to the exercise of all of the 218,700 replacement warrants for total proceeds of $251,505 and the fair value of $332,551 attributable to these warrants was transferred from reserves to share capital.

There were no share purchase warrants outstanding as at December 31, 2018 and 2017.

Stock Options

The Company has a Stock Option Plan whereby the maximum number of common shares reserved for issue under the plan shall not exceed 10% of the outstanding common shares of the Company, as at the date of the grant. The exercise price of each option granted under the plan may not be less than the Discounted Market Price (as that term is defined in the policies of the TSX). Options may be granted for a maximum term of five years from the date of the grant, are non-transferable and expire within 90 days of termination of employment, consulting arrangement or holding office as a director or officer of the Company, are subject to vesting provisions as determined by the Board of Directors (the “Board”) and, in the case of death, expire within one year thereafter. Upon death, the options may be exercised by legal representation or designated beneficiaries of the holder of the option.

In June 2017, in connection to the acquisition of BMG, the Company issued 153,089 replacement options with a weighted average exercise price of $1.67 per share, at a fair value of $243,955.

During the year ended December 31, 2017, the Company issued 2,448,916 common shares in relation to the exercise of 2,448,916 stock options (including 87,477 replacement options) for total proceeds of $2,245,788 and the fair value of $1,782,269 attributable to these stock options was transferred from reserves to share capital. Additionally, 105,612 stock options (including 65,612 replacement options) expired unexercised and the fair value of $183,406 attributable to these stock options was transferred from reserves to deficit. In addition, during the year ended December 31, 2017, the Company granted a total of 3,465,140 stock options with a fair value of $4,264,487, of which $3,136,225 was expensed.

During the year ended December 31, 2018, the Company issued 2,415,666 common shares in relation to the exercise of 2,415,666 stock options for total proceeds of $2,113,632 and the fair value of $1,641,078 attributable to these stock options was transferred from reserves to share capital. Additionally, 292,934 stock options expired unexercised and 25,000 stock options were cancelled and the fair value of $224,306 attributable to these stock options was transferred from reserves to deficit. In addition, during the year ended December 31, 2018, the Company granted a total of 2,799,256 stock options as follows:

  100,000 stock options with an exercise price of $1.96 per share vest one-third immediately, one-third on January 15, 2019, and one-third on January 15, 2020, with a fair value of $102,519.

  2,439,256 stock options with an exercise price of $2.11 per share vest one-third immediately, one-third on January 26, 2019, and one-third on January 26, 2020, with a fair value of $2,599,050.

  100,000 stock options with an exercise price of $2.11 per share vest one-third immediately, one-third on April 27, 2019, and one-third on April 27, 2020, with a fair value of $105,740.

  160,000 stock options with an exercise price of $1.96 per share vest one-third immediately, one-third on June 26, 2019, and one-third on June 26, 2020, with a fair value of $156,288.

During the year ended December 31, 2018, the Company expensed a total of $3,227,899 (2017 – $3,136,225) as share-based compensation for values of stock options vested.

The fair value of options granted is estimated on the grant date using the Black-Scholes option pricing model using the following weighted average variables:

	For the year ended December 31,
	2018	2017
Risk-free interest rate	1.99%	1.53%
Expected option life in years	4 years	4.90 years
Expected stock price volatility	65%	70%
Expected dividend rate	0%	0%

A summary of stock option activities is as follows:

	Number of	Weighted average
	options	exercise price
		$
Outstanding at December 31, 2016	8,187,939	0.98
Exercised	(2,448,916)	0.92
Granted	3,465,140	2.15
Expired	(105,612)	2.57
Replacement options issued	153,089	1.67
Outstanding at December 31, 2017	9,251,640	1.43
Exercised	(2,415,666)	0.87
Granted	2,799,256	2.10
Expired	(292,934)	2.12
Cancelled	(25,000)	2.11
Outstanding at December 31, 2018	9,317,296	1.75

A summary of the stock options outstanding and exercisable at December 31, 2018 is as follows:

Exercise	Number	Number
Price	Outstanding	Exercisable	Expiry Date
$
0.77	705,000	705,000	September 12, 2019
0.73	2,225,000	2,225,000	November 27, 2020
3.16	507,500	507,500	September 29, 2021
2.24	325,000	325,000	June 1, 2022
2.12	2,280,540	1,520,360	August 1, 2022
2.25	600,000	400,000	September 12, 2022
1.96	100,000	33,333	January 15, 2023
2.11	2,314,256	771,419	March 5, 2023
2.11	100,000	33,333	April 27, 2023
1.96	160,000	53,333	September 14, 2023
	9,317,296	6,574,278

The stock option reserve records items recognized as share-based compensation expense until such time that the stock options are exercised, at which time the corresponding amount will be transferred to share capital. If vested options expire unexercised or are forfeited, the amount recorded is transferred to deficit.

Restricted Share Unit Award Plan

In 2017, the Company adopted a Restricted Share Unit Award Plan (“RSU Plan”) whereby the maximum number of common shares reserved for issue under the RSU Plan shall not exceed 5,000,000 common shares of the Company. In addition, the aggregate number of common shares issuable pursuant to the RSU Plan combined with all of the Company’s other security-based compensation arrangements, including the Company’s Stock Option Plan, shall not exceed 10% of the Company’s outstanding shares. During the year ended December 31, 2017, the Company did not grant any restricted share unit awards.

In March 2018, the Company granted 567,110 restricted share units to certain officers and directors with a fair value of $1,196,602, of which $654,127 was expensed during the year ended December 31, 2018 (2017 – $nil). The restricted share units issued to officers of the Company vest one-third every year. The directors of the Company, who have been granted restricted share units, have the entitlement to have one-third of the grant vest every year. However, the restricted share units will vest only when the director’s position on the Board has been terminated.